FINANCIAL INSTRUMENTS (Details 4) - Cross currency swap contract [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (131,652)	$ (33,992)
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 757	2,400
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 30, 2021
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 922	2,673
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Apr. 30, 2019
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 493	1,998
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 425	1,922
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 407	1,901
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 722	2,273
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	F
Name of the institution	BCI
Starting date of Hedging instrument	Apr. 30, 2023
Maturity date of hedging instrument	Oct. 30, 2029
Net derivative financial liabilities	$ 579	2,104
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 1,561	4,019
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	BCI
Starting date of Hedging instrument	Nov. 15, 2021
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ 2,232	4,861
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Itau
Starting date of Hedging instrument	Nov. 15, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (2,055)	(407)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	P
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 15, 2023
Maturity date of hedging instrument	Nov. 15, 2032
Net derivative financial liabilities	$ (4,577)	(685)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ 0	(4,612)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ 0	(1,556)
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Itau
Starting date of Hedging instrument	Oct. 01, 2014
Maturity date of hedging instrument	Apr. 01, 2024
Net derivative financial liabilities	$ 0	(1,447)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	S
Name of the institution	Santander
Starting date of Hedging instrument	Nov. 15, 2016
Maturity date of hedging instrument	Nov. 15, 2026
Net derivative financial liabilities	$ (4,962)	8,946
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,337)	(129)
Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Scotiabank
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (2,392)	(154)
Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	W
Name of the institution	Goldman Sachs
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2028
Net derivative financial liabilities	$ (1,818)	414
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (13,392)	(6,778)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	X
Name of the institution	Santander
Starting date of Hedging instrument	Oct. 10, 2018
Maturity date of hedging instrument	Oct. 10, 2038
Net derivative financial liabilities	$ (10,876)	(5,358)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Y
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (13,808)	(9,435)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Santander
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (15,414)	(10,687)
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (6,367)	(4,135)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (6,536)	(4,290)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	Z
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 10, 2023
Maturity date of hedging instrument	Apr. 10, 2032
Net derivative financial liabilities	$ (6,244)	(3,962)
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (5,475)	(3,116)
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (5,142)	(2,744)
BCI [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	BCI
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (5,278)	(2,893)
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Banco de Chile
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (4,983)	(2,534)
Itau [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	AB
Name of the institution	Itau
Starting date of Hedging instrument	May 15, 2023
Maturity date of hedging instrument	May 15, 2033
Net derivative financial liabilities	$ (4,778)	(2,581)
Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Deutsche
Starting date of Hedging instrument	Apr. 01, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ (4,946)	0
Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Deutsche
Starting date of Hedging instrument	Apr. 01, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ (4,660)	0
JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 01, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ (4,171)	0
Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	Deutsche
Starting date of Hedging instrument	Apr. 01, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ (4,694)	0
JP Morgan Six [Member]
Disclosure Of Financials Instruments [Line items]
Bond Name	R
Name of the institution	JP Morgan
Starting date of Hedging instrument	Apr. 01, 2024
Maturity date of hedging instrument	Apr. 01, 2035
Net derivative financial liabilities	$ (4,845)	0
Net derivative financial liabilities	$ (44,881)	(38,802)
Santander [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Santander
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (9,494)	(8,173)
Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Banco de Chile
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,243)	(3,640)
MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	MUFG
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (8,974)	(7,729)
JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (17,682)	(15,392)
HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC
Starting date of Hedging instrument	Jun. 15, 2021
Maturity date of hedging instrument	Dec. 15, 2029
Net derivative financial liabilities	$ (4,488)	$ (3,868)
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,500,011
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,521,026
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,262,302
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,444,744
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,466,559
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,100,708
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	17,262,300
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	28,000,019
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	27,997,657
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	30,843,030
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	60,731,198
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	128,611,183
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	201,340,031
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,521,750
US dollars [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,537,926
US dollars [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	40,066,555
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	118,400,504
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	97,971,786
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	89,387,460
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	90,274,363
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,572,044
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,572,044
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	44,559,642
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,724,036
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,709,927
US dollars [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,762,973
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,601,403
US dollars [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,654,189
US dollars [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,870,394
US dollars [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,870,394
US dollars [Member] | JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	42,870,394
US dollars [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,185,224
US dollars [Member] | JP Morgan Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	43,277,070
US dollars [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	69,805,992
US dollars [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,902,941
US dollars [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	69,805,882
US dollars [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	139,611,765
US dollars [Member] | HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	34,902,941
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	454,545
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,272
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,272
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	727,272
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,454,545
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	5,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Scotiabank [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Goldman Sachs [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	3,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,500,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	2,000,000
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | BCI [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Itau [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan Five [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | Deutsche [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Unidad de Fomento [Member] | JP Morgan Six [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	1,000,000
Euro [Member] | Santander [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	58,823,529
Euro [Member] | Banco de Chile [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	29,411,765
Euro [Member] | MUFG [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	58,823,529
Euro [Member] | JP Morgan [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	117,647,059
Euro [Member] | HSBC [Member]
Disclosure Of Financials Instruments [Line items]
Value of hedging instrument	$ 29,411,765